OTHER RECEIVABLES, NET - Summary of Movement of allowance for doubtful accounts (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)
Other Receivables [Line Items]
Charge to (reversal of) expense	$ 53,300	¥ 348,199	¥ 62,625
Third Party [Member]
Other Receivables [Line Items]
Beginning balance	234,060	1,529,036	¥ 1,461,724	¥ 1,461,724
Charge to (reversal of) expense	(53,300)	(348,199)		67,312
Less: write-off	(59,568)	(389,135)
Ending balance	$ 121,192	¥ 791,702		¥ 1,529,036